April 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”) Post-Effective Amendment No. 185 under the Securities Act of 1933 and Amendment No. 186 under Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of the Company, we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Company’s Post-Effective Amendment No. 185 to its Registration Statement on Form N-1A (Amendment No. 186 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of introducing a new Series of the Fund, the Rainier International Discovery Series, which will offer Class K, Class I, and Class R6 shares. We intend for this Amendment to become effective approximately 75 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation

Enclosures